Short-term debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Short-term debt
15. Short-term debt:

	December 31,
	2024	2023
Revolving financing facilities	$—	$15,156

The Company previously had a revolving financing facility with Royal Bank of Canada ("RBC") that was secured by certain receivables of the Company, with a maximum draw of $20,000, This facility was closed in November 2024.